Discontinued Operations	12 Months Ended
Jan. 31, 2022
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations

(6) Discontinued Operations

On June 12, 2022, Skillsoft entered into a Stock Purchase Agreement (the “Purchase Agreement”), by and among Skillsoft, Skillsoft (US) Corporation (“Seller”), Amber Holding Inc. (“SumTotal”), and Cornerstone OnDemand, Inc. (“Buyer”), pursuant to which, subject to the certain terms and conditions contained therein, Seller agreed to sell, and Buyer agreed to purchase, all of Seller’s right, title and interest in and to one hundred percent (100%) of the outstanding shares of capital stock of SumTotal. The sale was completed on August 15, 2022. Skillsoft received net proceeds of $172.0 million on August 15, 2022, pending final closing adjustments.

In connection with the sale, the parties to the Purchase Agreement entered into certain other agreements, including a transition services agreement pursuant to which each of Seller and Buyer agreed to provide the other party with certain transition services for a limited period following the closing.

The Company determined that the sale of SumTotal business met the criteria to be classified as discontinued operations, and its assets and liabilities held for sale, as of June 12, 2022. Accordingly, the Company classified the assets and liabilities of the discontinued operations as held for sale in its consolidated balance sheets at the lower of carrying amount or fair value less cost to sell. Classification for the assets and liabilities in comparative periods retained their previous classification as current or long-term. No losses were recognized upon classification of the discontinued operations assets and liabilities as held for sale. Depreciation and amortization ceased on assets classified as held for sale. The operating results of SumTotal are reported as discontinued operations, for all periods presented, as the disposition reflects a strategic shift that has, or will have, a major effect on the Company’s operations and financial results.

The financial results of SumTotal are presented as Income from discontinued operations, net of tax on our condensed consolidated Statement of Operations. The following table presents financial results of SumTotal for all periods presented in our condensed consolidated Statement of Operations (in thousands):

	Fiscal 2022		Fiscal 2021		Fiscal 2020
	Successor	Predecessor (SLH)	Predecessor (SLH)	Predecessor (PL)	Predecessor (PL)
	From	From	From	From
	June 12, 2021 to	February 1, 2021	August 27, 2020 to	February 1, 2020 to	Fiscal year ended
	January 31, 2022	to June 11, 2021	January 31, 2021	August 27, 2020	January 31, 2020
Revenues:
Total revenues	$75,911	$37,142	$35,518	$76,179	$148,410
Operating expenses:
Costs of revenues	25,688	13,838	17,728	24,932	24,283
Content and software development	16,114	9,072	10,751	16,030	26,368
Selling and marketing	13,116	7,539	10,784	15,152	62,400
General and administrative	1,164	746	887	1,583	3,316
Amortization of intangible assets	6,873	4,410	3,593	10,643	31,742
Impairment of intangible assets	—	—	—	132,242	119,258
Recapitalization and acquisition-related costs	 607	 297	 582	 1,242	 (229)
Restructuring	121	(127)	2,425	339	145
Total operating expenses	63,683	35,775	46,750	202,163	267,283
Operating income from discontinued operations	12,228	1,367	(11,232)	(125,984)	(118,873)
Other income (expense), net	31	(326)	(110)	(129)	210
Interest income	18	4	9	21	116
Interest expense	(1,176)	(57)	(92)	(86)	(474)
Reorganization items, net	—	—	—	(32,007)	—
Income from discontinued operations before income taxes	11,101	988	(11,425)	(158,185)	(119,021)
Provision for income taxes	(839)	(187)	(7,457)	7,761	(545)
Net income from discontinued operations	$11,940	$1,175	$(3,968)	$(165,946)	$(118,476)

The following table presents the aggregate carrying amounts of the classes of assets and liabilities of discontinued operations of SumTotal (in thousands):

	Successor	Successor
	January 31, 2022	January 31, 2021
Carrying amount of assets included as part of discontinued operations
Cash and cash equivalents	$16,496	$26,133
Restricted cash	236	236
Accounts receivable	38,587	35,106
Prepaid expenses and other current assets	8,755	6,787
Current assets of discontinued operations	64,074	68,262
Property and equipment, net	6,609	6,071
Goodwill	75,693	3,351
Intangible assets, net	75,628	64,157
Right of use assets	1,937	2,778
Other assets	4,945	1,940
Long-term assets of discontinued operations	164,812	78,297
Total assets classified as discontinued operations in the condensed consolidated balance sheet	$228,886	$146,559

Carrying amounts of liabilities included as part of discontinued operations:
Accounts payable	$1,502	$762
Accrued compensation	10,293	11,229
Accrued expenses and other current liabilities	3,260	3,022
Lease liabilities	508	2,043
Deferred revenue	71,904	57,210
Current liabilities of discontinued operations	87,467	74,266
Deferred revenue - non-current	292	182
Deferred tax liabilities	516	2,435
Long term lease liabilities	1,605	2,042
Other long-term liabilities	13	8
Long-term liabilities of discontinued operations	2,426	4,667
Total liabilities classified as discontinued operations in the condensed consolidated balance sheet	$89,893	$78,933

In addition, the amounts described in other footnotes within these consolidated financial statements have been updated to reflect the amounts applicable to continuing operations, unless otherwise noted.